AST HOTCHKIS & WILEY LARGE-CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Long-Term Investments — 100.4%
Common Stocks
Air Freight & Logistics — 1.9%
FedEx Corp.	157,600	$44,764,704
Auto Components — 3.1%
Adient PLC*	261,900	11,575,980
Magna International, Inc. (Canada)	703,400	61,927,336
		73,503,316
Automobiles — 4.2%
General Motors Co.*	1,421,300	81,667,898
Harley-Davidson, Inc.	498,300	19,981,830
		101,649,728
Banks — 14.5%
Bank of America Corp.	1,673,254	64,738,197
Citigroup, Inc.	1,670,460	121,525,965
Citizens Financial Group, Inc.	884,800	39,063,920
Wells Fargo & Co.	3,186,283	124,488,077
		349,816,159
Capital Markets — 5.6%
Bank of New York Mellon Corp. (The)	799,200	37,794,168
Goldman Sachs Group, Inc. (The)	202,100	66,086,700
State Street Corp.	364,500	30,621,645
		134,502,513
Communications Equipment — 3.9%
F5 Networks, Inc.*	254,900	53,177,238
Telefonaktiebolaget LM Ericsson (Sweden), ADR(a)	3,124,800	41,216,112
		94,393,350
Consumer Finance — 0.5%
Discover Financial Services	120,500	11,446,295
Containers & Packaging — 1.0%
International Paper Co.	464,800	25,131,736
Diversified Financial Services — 2.5%
Berkshire Hathaway, Inc. (Class B Stock)*	140,800	35,970,176
Equitable Holdings, Inc.	774,800	25,273,976
		61,244,152
Electric Utilities — 2.8%
PPL Corp.	1,780,000	51,335,200
Southern Co. (The)	259,900	16,155,384
		67,490,584
Electronic Equipment, Instruments & Components — 3.3%
Corning, Inc.	962,500	41,878,375
TE Connectivity Ltd.	282,700	36,499,397
		78,377,772
Energy Equipment & Services — 3.7%
Baker Hughes Co.(a)	627,600	13,562,436
Halliburton Co.	822,500	17,650,850
NOV, Inc.*	2,601,300	35,689,836
	Shares	Value
Common Stocks (continued)
Energy Equipment & Services (cont’d.)
Schlumberger NV	800,900	$21,776,471
		88,679,593
Food Products — 1.0%
Mondelez International, Inc. (Class A Stock)	392,700	22,984,731
Health Care Equipment & Supplies — 2.6%
Medtronic PLC	377,200	44,558,636
Zimmer Biomet Holdings, Inc.	118,500	18,969,480
		63,528,116
Health Care Providers & Services — 6.0%
Anthem, Inc.	244,000	87,583,800
HCA Healthcare, Inc.	99,500	18,739,830
UnitedHealth Group, Inc.	99,400	36,983,758
		143,307,388
Hotels, Restaurants & Leisure — 0.9%
Booking Holdings, Inc.*	9,400	21,900,496
Industrial Conglomerates — 4.6%
General Electric Co.	8,397,400	110,257,862
Insurance — 7.9%
American International Group, Inc.	2,547,300	117,710,734
Hartford Financial Services Group, Inc. (The)	452,800	30,242,512
Travelers Cos., Inc. (The)	286,100	43,029,440
		190,982,686
Machinery — 4.9%
CNH Industrial NV (United Kingdom)*	3,473,100	54,319,284
Cummins, Inc.	187,200	48,505,392
PACCAR, Inc.	157,100	14,597,732
		117,422,408
Media — 3.4%
Comcast Corp. (Class A Stock)	730,600	39,532,766
Discovery, Inc. (Class C Stock)*	1,124,700	41,490,183
		81,022,949
Oil, Gas & Consumable Fuels — 8.7%
APA Corp.	1,870,800	33,487,320
Hess Corp.	810,200	57,329,752
Marathon Oil Corp.	4,683,600	50,020,848
Marathon Petroleum Corp.	326,861	17,483,795
Murphy Oil Corp.(a)	495,100	8,124,591
Royal Dutch Shell PLC (Netherlands) (Class A Stock), ADR(a)	1,121,193	43,961,977
		210,408,283
Personal Products — 1.8%
Unilever PLC (United Kingdom), ADR(a)	760,100	42,436,383
Pharmaceuticals — 3.4%
Bristol-Myers Squibb Co.	264,900	16,723,137
GlaxoSmithKline PLC (United Kingdom), ADR(a)	1,006,400	35,918,416
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AST HOTCHKIS & WILEY LARGE-CAP VALUE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Pharmaceuticals (cont’d.)
Sanofi (France), ADR(a)	565,500	$27,969,630
		80,611,183
Semiconductors & Semiconductor Equipment — 0.5%
Texas Instruments, Inc.	65,400	12,359,946
Software — 4.4%
Microsoft Corp.	197,250	46,505,633
Oracle Corp.	848,300	59,525,211
		106,030,844
Technology Hardware, Storage & Peripherals — 1.6%
Hewlett Packard Enterprise Co.	2,375,700	37,393,518
Wireless Telecommunication Services — 1.7%
Vodafone Group PLC (United Kingdom), ADR(a)	2,279,545	42,012,014

Total Long-Term Investments (cost $1,822,287,250)		2,413,658,709
Short-Term Investments — 6.8%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	877,081	877,081
PGIM Institutional Money Market Fund (cost $163,357,137; includes $163,338,233 of cash collateral for securities on loan)(b)(wa)	163,437,629	163,355,909

Total Short-Term Investments (cost $164,234,218)		164,232,990

TOTAL INVESTMENTS—107.2% (cost $1,986,521,468)		2,577,891,699

Liabilities in excess of other assets — (7.2)%		(174,023,127)

Net Assets — 100.0%		$2,403,868,572

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ADR	American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $157,887,744; cash collateral of $163,338,233 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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